Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income Loss [Line Items]
Balance Beginning, Derivative instruments	$ (294)	[1]	$ 259	$ 259
Other comprehensive income/(loss) before reclassifications, Derivative instruments	7	[1]
Amounts reclassified from accumulated other comprehensive income/(loss), Derivative instruments	78	[1]
Net year-to-date other comprehensive income/(loss), Derivative instruments	85	[1]	(308)	(553)		259
Balance Ending, Derivative instruments	(209)	[1]		(294)	[1]	259
Balance Beginning, Pension adjustment	(1,818)	[2]	(819)	(819)
Other comprehensive income/(loss) before reclassifications, Pension adjustment	76	[2]
Amounts reclassified from accumulated other comprehensive income/(loss), Pension adjustment	(22)	[2]
Net year-to-date other comprehensive income/(loss), Pension adjustment	54	[2]	(26)	(999)		(140)	(834)
Balance Ending, Pension adjustment	(1,764)	[2]		(1,818)	[2]	(819)
Balance Beginning, Cumulative translation adjustment	(25,576)		(35,775)	(35,775)
Other comprehensive income/(loss) before reclassifications, Cumulative translation adjustment	(15,523)
Amounts reclassified from accumulated other comprehensive income/(loss), Cumulative translation adjustment
Net year-to-date other comprehensive income/(loss), Cumulative translation adjustment	(15,523)
Balance Ending, Cumulative translation adjustment	(41,099)			(25,576)		(35,775)
Balance Beginning	(27,688)		(36,335)	(36,335)
Other comprehensive income/(loss) before reclassifications	(15,440)
Amounts reclassified from accumulated other comprehensive income/(loss)	56
Other comprehensive income (loss), net of tax	(15,384)		12,031	8,647		(11,667)	(22,039)
Balance Ending	$ (43,072)			$ (27,688)		$ (36,335)

[1]	The accumulated other comprehensive loss reclassification components affect cost of sales. See Note 8 "Derivative Financial Instruments."
[2]	The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 11 "Employee Retirement and Profit Sharing Plans."